Description of the business and summary of significant accounting policies - Employee benefits (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Share-based payments
Termination benefits provision		$ 0	$ 0	$ 0
Number of days' wages for each year of service provided as seniority premium benefits	12 days	12 days
Minimum years of service to receive seniority premium benefits	15 years	15 years
Salaries and benefits	$ 143,075	$ 2,823,647	2,419,537	1,902,748
Quarterly incentive bonuses
Share-based payments
Salaries and benefits		48,384	40,829	50,558
Short-term benefit plan for certain key personnel
Share-based payments
Salaries and benefits		0	53,738	70,690
Restricted Stock Units
Share-based payments
Salaries and benefits		13,508	7,816	6,018
SARs - cash settled
Share-based payments
Salaries and benefits			31,743	44,699
Salaries and benefits		(8,999)
MIP I
Share-based payments
Salaries and benefits				327
MIP II
Share-based payments
Salaries and benefits			54,357
Salaries and benefits		(16,499)
Employee profit sharing
Share-based payments
Salaries and benefits		$ 8,342	$ 9,967	$ 9,938